Major acquisitions and disposals (Details 2) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Vale Fertilizantes S.A	Dec. 31, 2010 Vale Fosfatados	Dec. 31, 2011 Northern Energy S.A. USD ($)	Dec. 31, 2011 Northern Energy S.A. BRL	Dec. 31, 2011 Fertilizers Businesses USD ($)
Business acquisition
Business acquisition percentage of total capital acquired	78.92%	100.00%	9.00%	9.00%
Voting capital acquired (as a percent)	99.83%
Total estimated investment			$ 1,200	2,300
Amount invested for business acquisition			84
Purchase price			$ 70		$ 5,795